UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22957
Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Conservative Income Fund
Class A: ICIVX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class A)	$21	0.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,826,138,051
Total number of portfolio holdings	256
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-SAR-A
Invesco Conservative Income Fund

Invesco Conservative Income Fund
Class Y: ICIYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class Y)	$16	0.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,826,138,051
Total number of portfolio holdings	256
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-SAR-Y
Invesco Conservative Income Fund

Invesco Conservative Income Fund
Institutional Class: ICIFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Institutional Class)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,826,138,051
Total number of portfolio holdings	256
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-SAR-INST
Invesco Conservative Income Fund

Invesco Conservative Income Fund
Class R6: ICIRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class R6)	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,826,138,051
Total number of portfolio holdings	256
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-SAR-R6
Invesco Conservative Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Conservative Income Fund
Nasdaq:
A: ICIVX ■ Y: ICIYX ■ Institutional: ICIFX ■ R6: ICIRX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-64.51%
Agricultural & Farm Machinery-1.10%
John Deere Capital Corp. (SOFR + 0.44%)(b)	4.16%	03/06/2026	$10,000	$10,000,363
John Deere Capital Corp. (SOFR + 0.50%)(b)	4.22%	03/06/2028	10,000	10,047,816
				20,048,179
Agricultural Products & Services-0.55%
Cargill, Inc. (SOFR + 0.61%)(b)(c)	4.30%	02/11/2028	10,000	10,038,858
Application Software-0.19%
Roper Technologies, Inc.	4.25%	09/15/2028	1,015	1,019,759
Synopsys, Inc.	4.55%	04/01/2027	2,500	2,519,460
				3,539,219
Asset Management & Custody Banks-1.03%
State Street Corp. (SOFR + 0.64%)(b)	4.33%	10/22/2027	2,857	2,869,306
State Street Corp. (SOFR + 0.85%)(b)	4.54%	08/03/2026	14,458	14,483,046
State Street Corp.(d)	4.54%	04/24/2028	1,432	1,442,446
				18,794,798
Automobile Manufacturers-5.20%
American Honda Finance Corp. (SOFR + 0.72%)(b)	4.41%	10/05/2026	15,000	15,043,316
American Honda Finance Corp. (SOFR + 0.78%)(b)	4.46%	01/08/2029	7,496	7,508,936
American Honda Finance Corp. (SOFR + 0.82%)(b)	4.52%	03/03/2028	10,000	10,046,862
American Honda Finance Corp. (SOFR + 0.87%)(b)	4.55%	07/09/2027	10,000	10,059,215
Daimler Truck Finance North America LLC (Germany)(c)	4.30%	08/12/2027	4,179	4,205,637
Daimler Truck Finance North America LLC (Germany)(c)	5.13%	09/25/2027	5,905	6,008,390
Hyundai Capital America(c)	3.50%	11/02/2026	2,000	1,992,954
Hyundai Capital America(c)	4.88%	06/23/2027	8,000	8,098,900
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,089,141
Volkswagen Group of America Finance LLC (Germany)(c)	4.45%	09/11/2027	4,000	4,022,710
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(c)	4.53%	03/20/2026	10,000	10,003,420
Volkswagen Group of America Finance LLC (Germany)(c)	6.00%	11/16/2026	9,785	9,917,032
				94,996,513
Automotive Parts & Equipment-0.59%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	4.49%	08/13/2026	10,811	10,841,459
Biotechnology-0.18%
AbbVie, Inc. (SOFR + 0.48%)(b)	4.18%	03/03/2028	3,252	3,259,569
Broadline Retail-0.83%
Amazon.com, Inc.	3.90%	11/20/2028	6,890	6,929,420
eBay, Inc.	1.40%	05/10/2026	4,500	4,477,841
eBay, Inc.	4.25%	03/06/2029	3,676	3,701,538
				15,108,799
Building Products-0.08%
Masco Corp.	3.50%	11/15/2027	1,460	1,451,105
Commercial & Residential Mortgage Finance-0.16%
Aviation Capital Group LLC(c)	4.25%	04/30/2029	970	970,272
Aviation Capital Group LLC(c)	4.75%	04/14/2027	1,936	1,948,451
				2,918,723
Construction Machinery & Heavy Transportation Equipment-0.48%
Caterpillar Financial Services Corp., Series K	4.10%	08/15/2028	8,734	8,817,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance-1.62%
Capital One Financial Corp.	3.75%	03/09/2027	$6,081	$6,074,397
Capital One Financial Corp.(d)	4.93%	05/10/2028	10,000	10,100,239
General Motors Financial Co., Inc. (SOFR + 1.17%)(b)	4.86%	04/04/2028	10,000	10,058,120
General Motors Financial Co., Inc.	5.00%	07/15/2027	3,333	3,376,932
				29,609,688
Diversified Banks-24.58%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.59%)(b)(c)	4.30%	12/08/2028	4,390	4,404,512
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	4.49%	01/18/2027	14,000	14,073,239
Banco Bilbao Vizcaya Argentaria S.A. (Spain) (SOFR + 0.88%)(b)	4.58%	03/03/2029	5,600	5,604,676
Bank of America N.A.	5.53%	08/18/2026	15,000	15,092,709
Bank of Montreal (Canada) (SOFR + 0.76%)(b)	4.48%	06/04/2027	10,000	10,050,759
Bank of New York Mellon (The) (SOFR + 0.71%)(b)	4.40%	04/20/2027	3,311	3,313,480
Bank of Nova Scotia (The) (Canada)(d)	4.04%	09/15/2028	10,000	10,017,434
Barclays Bank PLC (United Kingdom) (SOFR + 0.58%)(b)	4.27%	08/14/2026	12,000	11,997,810
Canadian Imperial Bank of Commerce (Canada)(d)	4.24%	09/08/2028	10,000	10,048,582
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(b)	4.63%	09/11/2027	10,000	10,031,210
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	4.91%	10/02/2026	15,000	15,081,787
Citigroup, Inc.(d)	4.64%	05/07/2028	10,000	10,071,091
Citizens Bank N.A.(d)	4.19%	01/29/2029	4,388	4,395,040
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(c)	4.45%	03/13/2026	14,512	14,515,550
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.59%)(b)	4.29%	05/27/2027	8,571	8,598,607
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(b)	4.32%	08/28/2026	8,035	8,050,615
Fifth Third Bank N.A. (SOFR + 0.81%)(b)	4.50%	01/28/2028	5,300	5,308,184
Goldman Sachs Bank USA (SOFR + 0.54%)(b)	4.26%	03/07/2027	10,000	10,045,510
HSBC USA, Inc. (SOFR + 0.97%)(b)	4.67%	06/03/2028	6,522	6,567,884
Huntington National Bank (The) (SOFR + 0.72%)(b)	4.40%	04/12/2028	8,127	8,139,087
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	5.26%	09/11/2027	10,000	10,062,196
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,658,407
Macquarie Bank Ltd. (Australia) (SOFR + 0.48%)(b)(c)	4.16%	02/03/2028	4,321	4,326,097
Morgan Stanley Bank N.A. (SOFR + 0.69%)(b)	4.37%	10/15/2027	10,000	10,021,132
Morgan Stanley Private Bank N.A. (SOFR + 0.77%)(b)	4.45%	07/06/2028	6,969	6,986,828
National Bank of Canada (Canada)(d)	4.17%	01/20/2029	6,349	6,374,473
National Bank of Canada (Canada) (SOFR + 0.80%)(b)	4.50%	08/20/2026	10,000	10,001,354
National Bank of Canada (Canada) (SOFR + 1.03%)(b)	4.72%	07/02/2027	5,797	5,809,790
Nordea Bank Abp (Finland)(c)	4.38%	03/17/2028	5,000	5,059,669
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	4.44%	03/19/2027	14,286	14,359,586
PNC Bank N.A. (SOFR + 0.73%)(b)	4.42%	07/21/2028	2,633	2,638,167
PNC Bank N.A.(d)	4.54%	05/13/2027	6,977	6,984,841
PNC Financial Services Group, Inc. (The)(d)	4.08%	01/26/2029	2,183	2,190,204
PNC Financial Services Group, Inc. (The)(d)	5.10%	07/23/2027	7,500	7,532,588
Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	4.64%	01/19/2027	16,667	16,769,869
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.90%	09/17/2028	6,000	5,702,673
Sumitomo Mitsui Financial Group, Inc. (Japan)	4.11%	01/15/2029	3,641	3,657,593
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.75%)(b)(c)	4.46%	09/11/2028	1,541	1,547,358
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.20%	03/07/2027	6,557	6,646,588
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.65%	09/14/2026	4,349	4,388,621
Svenska Handelsbanken AB (Sweden) (SOFR + 0.74%)(b)(c)	4.44%	05/23/2028	6,522	6,550,114
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(c)	5.08%	06/15/2026	15,000	15,050,904
Swedbank AB (Sweden)(c)	6.14%	09/12/2026	8,130	8,227,837
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.82%)(b)	4.51%	01/31/2028	8,791	8,840,552
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.91%)(b)	4.61%	06/02/2028	10,000	10,081,309
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.00%)(b)	4.69%	10/20/2026	9,800	9,841,090
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	4.77%	07/17/2026	13,050	13,094,124
Truist Bank (SOFR + 0.66%)(b)	4.35%	01/27/2029	10,000	10,000,622
Truist Bank (SOFR + 0.77%)(b)	4.46%	07/24/2028	9,757	9,778,987
U.S. Bank N.A. (SOFR + 0.69%)(b)	4.38%	10/22/2027	10,000	10,016,359
U.S. Bank N.A. (SOFR + 0.91%)(b)	4.60%	05/15/2028	10,000	10,053,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
UBS AG (Switzerland)(d)	4.86%	01/10/2028	$5,608	$5,654,246
Wells Fargo & Co. (SOFR + 0.78%)(b)	4.47%	01/24/2028	7,461	7,482,219
				448,797,976
Diversified Financial Services-0.16%
Avolon Holdings Funding Ltd. (Ireland)(c)	4.20%	04/15/2029	2,913	2,905,715
Diversified Metals & Mining-1.68%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,922,861
Glencore Funding LLC (Australia) (SOFR + 0.75%)(b)(c)	4.44%	10/01/2026	5,357	5,368,321
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	4.75%	04/04/2027	8,522	8,561,142
Rio Tinto Finance (USA) PLC (Australia)	4.38%	03/12/2027	1,741	1,754,994
				30,607,318
Electric Utilities-1.96%
National Rural Utilities Cooperative Finance Corp., Series D	4.15%	08/25/2028	5,128	5,165,198
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(b)	4.52%	09/16/2027	15,000	15,089,702
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	7,500	7,605,613
NextEra Energy Capital Holdings, Inc. (SOFR + 0.80%)(b)	4.49%	02/04/2028	7,330	7,377,871
Pinnacle West Capital Corp.	4.90%	05/15/2028	649	661,872
				35,900,256
Fertilizers & Agricultural Chemicals-0.33%
Nutrien Ltd. (Canada)	4.50%	03/12/2027	5,970	6,007,716
Home Improvement Retail-0.25%
Home Depot, Inc. (The)	5.15%	06/25/2026	4,504	4,522,661
Hotels, Resorts & Cruise Lines-0.09%
Marriott International, Inc.	4.20%	07/15/2027	1,709	1,716,713
Interactive Media & Services-0.20%
Alphabet, Inc. (SOFR + 0.52%)(b)	4.21%	11/15/2028	3,636	3,660,974
Investment Banking & Brokerage-1.82%
Goldman Sachs Group, Inc. (The)(d)	4.94%	04/23/2028	5,129	5,178,371
Jefferies Financial Group, Inc.	4.30%	02/11/2027	9,106	9,115,504
Jefferies Financial Group, Inc.	4.50%	09/15/2026	10,000	10,002,241
Morgan Stanley(d)	1.51%	07/20/2027	9,000	8,917,210
				33,213,326
Life & Health Insurance-13.87%
Athene Global Funding (SOFR + 1.03%)(b)(c)	4.73%	08/27/2026	10,000	10,026,271
Athene Global Funding (SOFR + 1.21%)(b)(c)	4.91%	03/25/2027	12,000	12,057,092
Athene Global Funding(c)	5.62%	05/08/2026	12,000	12,031,109
Brighthouse Financial Global Funding(c)	5.55%	04/09/2027	8,150	8,241,591
CNO Global Funding(c)	4.88%	12/10/2027	4,918	4,967,661
Corebridge Global Funding(c)	4.25%	08/21/2028	3,043	3,053,457
Corebridge Global Funding (SOFR + 0.75%)(b)(c)	4.43%	01/07/2028	10,000	10,011,589
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	5.00%	09/25/2026	15,000	15,075,205
Corebridge Global Funding(c)	5.75%	07/02/2026	7,758	7,804,022
Equitable America Global Funding(c)	3.95%	09/15/2027	4,474	4,472,417
Equitable America Global Funding(c)	4.30%	12/15/2028	11,000	11,061,307
F&G Global Funding(c)	4.50%	01/09/2029	8,065	8,004,801
F&G Global Funding(c)	4.65%	09/08/2028	2,139	2,133,176
GA Global Funding Trust(c)	2.25%	01/06/2027	3,700	3,645,054
Jackson National Life Global Funding (SOFR + 0.95%)(b)(c)	4.65%	09/12/2028	1,430	1,434,641
Jackson National Life Global Funding(c)	5.55%	07/02/2027	6,719	6,842,534
Lincoln Financial Global Funding(c)	4.63%	05/28/2028	3,000	3,018,617
MassMutual Global Funding II (SOFR + 0.68%)(b)(c)	4.37%	08/01/2028	10,000	10,019,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance-(continued)
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	4.46%	01/29/2027	$15,000	$15,059,057
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	4.66%	07/10/2026	13,500	13,535,042
Met Tower Global Funding(c)	4.00%	01/14/2029	7,692	7,707,241
Met Tower Global Funding(c)	5.40%	06/20/2026	10,000	10,037,862
New York Life Global Funding (SOFR + 0.67%)(b)(c)	4.36%	04/02/2027	7,000	7,032,630
New York Life Global Funding(c)	4.40%	04/25/2028	3,695	3,735,095
Northwestern Mutual Global Funding (SOFR + 0.66%)(b)(c)	4.36%	08/25/2028	6,250	6,261,553
Pacific Life Global Funding II (SOFR + 0.60%)(b)(c)	4.29%	03/27/2026	9,750	9,752,873
Pacific Life Global Funding II(c)	4.45%	05/01/2028	9,434	9,538,238
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	4.74%	07/28/2026	12,500	12,541,192
Pricoa Global Funding I(c)	5.55%	08/28/2026	3,407	3,433,585
Principal Life Global Funding II(c)	4.25%	08/18/2028	4,348	4,362,439
Principal Life Global Funding II(c)	4.60%	08/19/2027	4,777	4,825,811
Principal Life Global Funding II(c)	5.00%	01/16/2027	4,500	4,546,781
Protective Life Global Funding (SOFR + 0.85%)(b)(c)	4.55%	09/11/2028	7,000	7,015,657
				253,285,020
Movies & Entertainment-0.44%
Walt Disney Co. (The) (SOFR + 0.47%)(b)	4.17%	03/14/2029	8,000	8,005,693
Multi-line Insurance-0.90%
Metropolitan Life Global Funding I(c)	4.15%	08/25/2028	2,800	2,822,139
USAA Capital Corp.(c)	4.38%	06/01/2028	3,330	3,372,691
USAA Capital Corp.(c)	5.25%	06/01/2027	10,000	10,198,250
				16,393,080
Oil & Gas Storage & Transportation-0.63%
Enbridge, Inc. (Canada)	4.20%	11/20/2028	3,846	3,870,457
Enbridge, Inc. (Canada)	4.60%	06/20/2028	2,905	2,944,909
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,729,253
				11,544,619
Packaged Foods & Meats-0.46%
Campbell’s Co. (The)	5.30%	03/20/2026	2,352	2,353,236
Mars, Inc.(c)	4.45%	03/01/2027	5,956	6,006,042
				8,359,278
Pharmaceuticals-1.68%
Eli Lilly and Co.	4.00%	10/15/2028	3,333	3,364,858
GlaxoSmithKline Capital PLC (United Kingdom) (SOFR + 0.50%)(b)	4.20%	03/12/2027	6,593	6,614,117
Merck & Co., Inc. (SOFR + 0.57%)(b)	4.29%	03/15/2029	7,650	7,674,545
Novartis Capital Corp.	3.90%	11/05/2028	5,465	5,493,569
Pfizer, Inc. (SOFR + 0.50%)(b)	4.19%	11/15/2027	2,692	2,702,148
Zoetis, Inc.	4.15%	08/17/2028	4,808	4,845,404
				30,694,641
Regional Banks-0.75%
Zions Bancorporation N.A.(d)	4.48%	02/09/2029	1,956	1,957,186
Zions Bancorporation N.A.(d)	4.70%	08/18/2028	11,618	11,685,209
				13,642,395
Self-Storage REITs-0.55%
Public Storage Operating Co. (SOFR + 0.70%)(b)	4.39%	04/16/2027	10,000	10,043,121
Semiconductors-0.55%
Advanced Micro Devices, Inc.	4.21%	09/24/2026	10,000	10,029,548
Soft Drinks & Non-alcoholic Beverages-0.55%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	4.58%	03/15/2027	10,000	10,016,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialty Chemicals-0.25%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	$4,587	$4,649,279
Technology Hardware, Storage & Peripherals-0.55%
Hewlett Packard Enterprise Co.	4.05%	09/15/2027	10,000	10,022,205
Transaction & Payment Processing Services-0.25%
PayPal Holdings, Inc.	4.45%	03/06/2028	4,464	4,516,360
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,172,383,696)				1,177,958,851
Commercial Paper-17.84%(e)
Distributors-1.68%
Genuine Parts Co.(c)	4.22%	03/03/2026	10,000	9,995,540
Genuine Parts Co.(c)	4.21%	03/05/2026	20,600	20,586,159
				30,581,699
Diversified Banks-1.10%
HSBC USA, Inc.(c)	4.27%	08/27/2026	10,500	10,300,471
Intesa Sanpaolo Funding LLC (Italy)	4.04%	10/02/2026	10,000	9,756,263
				20,056,734
Diversified Capital Markets-1.58%
VW Credit, Inc. (Germany)(c)	4.21%	10/01/2026	9,000	8,794,152
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.45%)(b)(c)	4.12%	07/17/2026	10,000	10,007,207
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.50%)(b)(c)	4.17%	09/10/2026	10,000	10,010,585
				28,811,944
Diversified Financial Services-0.54%
White Plains Capital Co. LLC(c)	4.08%	07/07/2026	10,000	9,856,759
Electric Utilities-2.55%
Brookfield BRP Holdings (Canada), Inc. (Canada)	4.03%	03/10/2026	15,000	14,982,649
Brookfield BRP Holdings (Canada), Inc. (Canada)	4.03%	03/11/2026	1,600	1,597,979
Brookfield BRP Holdings (Canada), Inc. (Canada)	4.04%	03/18/2026	5,000	4,989,928
Brookfield BRP Holdings (Canada), Inc. (Canada)	4.00%	04/22/2026	10,000	9,942,670
Evergy Missouri West, Inc.(c)	4.06%	03/11/2026	10,000	9,987,368
Evergy Missouri West, Inc.(c)	4.06%	03/17/2026	5,000	4,990,467
				46,491,061
Health Care REITs-0.19%
Alexandria Real Estate Equities, Inc.(c)	3.95%	03/06/2026	3,450	3,447,393
Health Care Services-2.32%
HCA, Inc.(c)	4.07%	03/02/2026	9,000	8,996,998
HCA, Inc.(c)	4.09%	03/03/2026	5,000	4,997,768
HCA, Inc.(c)	4.13%	03/23/2026	10,000	9,972,485
HCA, Inc.(c)	4.18%	04/20/2026	10,000	9,939,651
HCA, Inc.(c)	4.30%	05/05/2026	8,500	8,433,996
				42,340,898
Integrated Telecommunication Services-1.32%
TELUS Corp. (Canada)(c)	4.50%	04/09/2026	3,000	2,985,967
TELUS Corp. (Canada)(c)	4.04%	05/27/2026	11,500	11,382,865
TELUS Corp. (Canada)(c)	4.13%	08/18/2026	10,000	9,805,067
				24,173,899
Leisure Products-1.64%
Brunswick Corp.(c)	4.15%	03/03/2026	10,000	9,995,294
Brunswick Corp.(c)	4.20%	03/05/2026	20,000	19,985,872
				29,981,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Plastic Packaging Products & Materials-0.19%
Sonoco Products Co.	4.05%	03/02/2026	$3,500	$3,498,828
Pharmaceuticals-0.54%
Bayer Corp. (Germany)(c)	4.54%	08/03/2026	10,000	9,834,278
Systems Software-0.68%
Oracle Corp.(c)	4.38%	07/22/2026	3,700	3,640,314
Oracle Corp.(c)	4.38%	07/23/2026	9,000	8,853,855
				12,494,169
Telecom Tower REITs-0.98%
Crown Castle, Inc.(c)	4.10%	03/17/2026	10,000	9,979,124
Crown Castle, Inc.(c)	4.09%	03/19/2026	8,000	7,981,447
				17,960,571
Trading Companies & Distributors-0.78%
Air Lease Corp.(c)	4.11%	03/04/2026	6,300	6,296,495
Air Lease Corp.(c)	4.10%	03/09/2026	8,000	7,991,038
				14,287,533
Transaction & Payment Processing Services-1.75%
Global Payments, Inc.	4.07%	03/04/2026	20,000	19,988,908
Global Payments, Inc.	4.07%	03/05/2026	5,000	4,996,674
Global Payments, Inc.	4.07%	03/06/2026	7,000	6,994,569
				31,980,151
Total Commercial Paper (Cost $325,782,387)				325,797,083
Asset-Backed Securities-10.27%
Auto Loans/Leases-6.85%
AutoNation Finance Trust;
Series 2025-1A, Class A2(c)	4.72%	04/10/2028	3,065	3,070,871
Series 2026-1A, Class A2(c)	3.95%	01/11/2029	3,100	3,104,120
BMW Vehicle Lease Trust; Series 2024-2, Class A2A	4.29%	01/25/2027	521	521,042
CarMax Auto Owner Trust;
Series 2024-1, Class A3	4.92%	10/16/2028	7,730	7,785,445
Series 2025-2, Class A2A	4.59%	07/17/2028	2,600	2,608,302
CCG Receivables Trust; Series 2025-1, Class A2(c)	4.48%	10/14/2032	3,835	3,856,001
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(c)	5.65%	05/15/2035	1,358	1,364,745
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	4.76%	10/15/2035	4,630	4,650,025
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	4.43%	05/15/2036	1,290	1,292,563
Citizens Auto Receivables Trust; Series 2024-2, Class A3(c)	5.33%	08/15/2028	5,220	5,247,510
DLLST LLC; Series 2024-1A, Class A3(c)	5.05%	08/20/2027	3,004	3,016,820
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(c)	6.40%	03/20/2030	3,527	3,568,435
Series 2024-1, Class A2(c)	5.23%	03/20/2030	1,696	1,708,475
Series 2024-3, Class A2(c)	5.31%	04/20/2027	1,230	1,233,915
Series 2024-4, Class A2(c)	4.69%	07/20/2027	2,551	2,559,785
Series 2025-4, Class A2(c)	4.05%	08/20/2028	3,600	3,611,089
Series 2026-1, Class A2(c)	4.00%	10/20/2028	6,250	6,269,610
GM Financial Automobile Leasing Trust; Series 2025-2, Class A2B (30 Day Average SOFR + 0.50%)(b)	4.16%	07/20/2027	1,942	1,944,480
GreatAmerica Leasing Receivables Funding LLC;
Series 2024-2, Class A3(c)	5.00%	09/15/2028	4,000	4,059,100
Series 2025-1, Class A2(c)	4.52%	10/15/2027	2,219	2,226,426
Harley-Davidson Motorcycle Trust; Series 2025-A, Class A2A	4.71%	07/17/2028	1,662	1,666,480
Hyundai Auto Lease Securitization Trust;
Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	4.16%	03/15/2027	1,297	1,297,968
Series 2025-B, Class A3(c)	4.53%	04/17/2028	3,200	3,229,065
Hyundai Auto Receivables Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.34%)(b)	4.00%	12/15/2027	4,649	4,651,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
John Deere Owner Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.29%)(b)	3.95%	03/15/2028	$3,010	$3,010,473
M&T Equipment LLC; Series 2025-1A, Class A2(c)	4.70%	12/16/2027	3,851	3,870,261
Mercedes-Benz Auto Lease Trust; Series 2024-A, Class A2A	5.44%	02/16/2027	118	117,594
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(c)	4.67%	11/22/2027	2,500	2,507,253
Toyota Auto Receivables Owner Trust; Series 2025-B, Class A2A	4.46%	03/15/2028	4,672	4,684,388
Westlake Automobile Receivables Trust; Series 2025-P1, Class A2(c)	4.65%	02/15/2028	4,256	4,265,567
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(c)	6.46%	08/18/2038	3,490	3,528,239
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	4.49%	02/18/2039	2,637	2,646,408
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	4.66%	06/21/2039	2,822	2,839,651
Series 2025-1A, Class A1(c)	4.57%	01/18/2040	6,365	6,432,430
Series 2025-2A, Class A1(c)	4.41%	05/18/2040	10,000	10,103,296
Series 2025-3A, Class A1(c)	4.08%	09/18/2040	5,350	5,375,561
World Omni Automobile Lease Securitization Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.39%)(b)	4.05%	12/15/2027	1,141	1,141,189
				125,065,857
Collateralized Mortgage Obligations-1.99%
Barings Equipment Finance LLC; Series 2025-B, Class A2(c)	4.02%	02/13/2029	3,200	3,207,300
FCCU Auto Receivables Trus; Series 2026-1A, Class A2(c)	3.98%	10/15/2029	5,680	5,681,845
Merchants Fleet Funding LLC; Series 2025-1A, Class A(c)	4.49%	01/20/2039	2,500	2,522,158
Navistar Financial Dealer Note Master Owner Trust II; Series 2025-1, Class A(c)	4.18%	09/25/2030	2,900	2,915,330
Nissan Auto Lease Trust; Series 2026-A, Class A2B (30 Day Average SOFR + 0.45%)(b)	4.12%	05/15/2028	8,200	8,208,016
SFS Auto Receivables Securitization Trust; Series 2026-1A, Class A2B (30 Day Average SOFR + 0.46%)(b)(c)	4.13%	08/20/2029	9,000	9,007,515
SoFi Consumer Loan Program Trust; Series 2026-1, Class A(c)	4.06%	12/26/2035	4,800	4,804,000
				36,346,164
Equipment Leasing-0.24%
Dell Equipment Finance Trust;
Series 2024-1, Class A3(c)	5.39%	03/22/2030	1,818	1,830,443
Series 2025-1, Class A3(c)	4.61%	02/24/2031	2,480	2,511,079
				4,341,522
Specialized Finance-1.19%
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,938,266
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	3,249	3,094,898
Series 2021-FA, Class A(c)	1.11%	02/18/2070	2,356	2,141,124
Synchrony Card Funding LLC; Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,119,939
Volvo Financial Equipment LLC; Series 2025-1A, Class A2(c)	4.41%	11/15/2027	2,536	2,540,847
				21,835,074
Total Asset-Backed Securities (Cost $186,980,484)				187,588,617
Certificates of Deposit-2.19%
Diversified Banks-2.19%
Deutsche Bank AG (Germany)	4.44%	08/03/2026	10,000	10,022,073
Intesa Sanpaolo S.p.A. (Italy) (SOFR + 0.70%)(b)	4.38%	07/17/2026	10,000	10,009,560
Intesa Sanpaolo S.p.A. (Italy) (SOFR + 0.41%)(b)	4.09%	02/16/2027	10,000	10,005,660
Natixis S.A. (France) (SOFR + 0.60%)(b)	4.28%	10/18/2027	10,000	10,029,294
Total Certificates of Deposit (Cost $40,000,000)				40,066,587
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.81% (Cost $1,725,146,567)				1,731,411,138
			Repurchase Amount
Repurchase Agreements-5.20%(f)
BofA Securities, Inc., term agreement dated 02/02/2026, maturing value of $20,006,900 (collateralized by an agency mortgage-backed security and corporate obligations valued at $21,908,058; 2.60% - 12.50%; 07/23/2026 - 01/25/2052)(g)	4.14%	03/02/2026	20,006,900	20,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by non-agency mortgage-backed securities and agency and non-agency asset-backed securities valued at $27,554,157; 0.00% - 9.49%; 04/25/2029 - 02/25/2056)(h)	4.42%	03/02/2026	$15,051,504	$15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by a non-agency asset-backed security and non-agency mortgage-backed securities valued at $198,000,618; 0.21% - 8.38%; 07/29/2026 - 03/25/2061)(h)	4.33%	03/02/2026	20,067,400	20,000,000
Nomura Securities International, Inc., joint term agreement dated 02/25/2026, aggregate maturing value of $30,010,950 (collateralized by a non-agency asset-backed security and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 10.33%; 06/25/2029 - 01/25/2070)(g)	4.38%	03/02/2026	20,007,300	20,000,000
Santander US Capital Markets LLC, joint term agreement dated 02/17/2026, aggregate maturing value of $30,010,925 (collateralized by a corporate obligation, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $33,360,589; 0.00% - 14.05%; 10/15/2026 - 12/27/2060)(g)	4.37%	03/02/2026	20,007,283	20,000,000
Total Repurchase Agreements (Cost $95,000,000)				95,000,000
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,820,146,567)				1,826,411,138
OTHER ASSETS LESS LIABILITIES-(0.01)%				(273,087)
NET ASSETS-100.00%				$1,826,138,051
Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $845,957,821, which represented 46.33% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value (Cost $1,725,146,567)	$1,731,411,138
Repurchase agreements, at value and cost	95,000,000
Cash	257,081
Receivable for:
Fund shares sold	1,956,658
Interest	11,802,908
Investment for trustee deferred compensation and retirement plans	21,425
Other assets	2,595
Total assets	1,840,451,805
Liabilities:
Payable for:
Investments purchased	8,852,000
Fund shares reacquired	2,899,215
Dividends	2,036,594
Accrued fees to affiliates	438,443
Accrued trustees’ and officers’ fees and benefits	3,524
Accrued operating expenses	62,553
Trustee deferred compensation and retirement plans	21,425
Total liabilities	14,313,754
Net assets applicable to shares outstanding	$1,826,138,051
Net assets consist of:
Shares of beneficial interest	$1,835,022,610
Distributable earnings (loss)	(8,884,559)
$1,826,138,051
Net Assets:
Class A	$393,062,257
Class Y	$264,629,386
Institutional Class	$1,165,824,767
Class R6	$2,621,641
Shares outstanding, no par value, unlimited number of shares authorized:
Class A	39,040,515
Class Y	26,292,565
Institutional Class	115,822,455
Class R6	260,061
Class A:
Net asset value and offering price per share	$10.07
Class Y:
Net asset value and offering price per share	$10.06
Institutional Class:
Net asset value and offering price per share	$10.07
Class R6:
Net asset value and offering price per share	$10.08
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$41,789,777
Expenses:
Advisory fees	2,093,505
Administrative services fees	123,856
Custodian fees	7,101
Distribution fees:
Class A	186,837
Transfer agent fees - Class A	190,520
Transfer agent fees - Class Y	129,885
Transfer agent fees - Institutional Class	51,165
Transfer agent fees - Class R6	390
Trustees’ and officers’ fees and benefits	17,186
Registration and filing fees	68,965
Reports to shareholders	34,995
Professional services fees	37,101
Other	11,271
Total expenses	2,952,777
Less : Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(183,857)
Net expenses	2,768,920
Net investment income	39,020,857
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	371,326
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(1,182,641)
Net realized and unrealized gain (loss)	(811,315)
Net increase in net assets resulting from operations	$38,209,542
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$39,020,857	$86,924,549
Net realized gain	371,326	73,263
Change in net unrealized appreciation (depreciation)	(1,182,641)	(421,297)
Net increase in net assets resulting from operations	38,209,542	86,576,515
Distributions to shareholders from distributable earnings:
Class A	(8,039,347)	(15,370,922)
Class Y	(5,610,190)	(11,543,856)
Institutional Class	(25,313,796)	(59,844,949)
Class R6	(57,540)	(164,822)
Total distributions from distributable earnings	(39,020,873)	(86,924,549)
Share transactions-net:
Class A	19,520,895	92,721,084
Class Y	17,817,017	25,406,791
Institutional Class	(6,854,439)	(97,764,235)
Class R6	(5,829)	(1,554,432)
Net increase in net assets resulting from share transactions	30,477,644	18,809,208
Net increase in net assets	29,666,313	18,461,174
Net assets:
Beginning of period	1,796,471,738	1,778,010,564
End of period	$1,826,138,051	$1,796,471,738
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Six months ended 02/28/26	$10.07	$0.22	$(0.00)	$0.22	$(0.22)	$-	$(0.22)	$10.07	2.16%	$393,062	0.42%(d)	0.47%(d)	4.31%(d)	22%
Year ended 08/31/25	10.07	0.49	0.00	0.49	(0.49)	-	(0.49)	10.07	4.94	373,706	0.40	0.47	4.83	48
Year ended 08/31/24	10.00	0.52	0.08	0.60	(0.53)	-	(0.53)	10.07	6.10	280,961	0.40	0.47	5.23	75
Year ended 08/31/23	9.93	0.32	0.08	0.40	(0.33)	-	(0.33)	10.00	4.08	308,223	0.40	0.44	3.26	63
Year ended 08/31/22	10.08	0.05	(0.14)	(0.09)	(0.05)	(0.01)	(0.06)	9.93	(0.86)	555,442	0.40	0.44	0.51	53
Year ended 08/31/21	10.10	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.08	0.10	1,065,418	0.40	0.44	0.29	68
Class Y
Six months ended 02/28/26	10.07	0.22	(0.01)	0.21	(0.22)	-	(0.22)	10.06	2.10	264,629	0.32 (d)	0.37 (d)	4.41 (d)	22
Year ended 08/31/25	10.07	0.50	0.00	0.50	(0.50)	-	(0.50)	10.07	5.04	246,929	0.30	0.37	4.93	48
Year ended 08/31/24	9.99	0.53	0.09	0.62	(0.54)	-	(0.54)	10.07	6.32	221,582	0.30	0.37	5.33	75
Year ended 08/31/23	9.93	0.33	0.07	0.40	(0.34)	-	(0.34)	9.99	4.08	279,619	0.30	0.34	3.36	63
Year ended 08/31/22	10.08	0.06	(0.14)	(0.08)	(0.06)	(0.01)	(0.07)	9.93	(0.76)	399,304	0.30	0.34	0.61	53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	575,250	0.26	0.34	0.43	68
Institutional Class
Six months ended 02/28/26	10.07	0.22	(0.00)	0.22	(0.22)	-	(0.22)	10.07	2.23	1,165,825	0.28 (d)	0.28 (d)	4.45 (d)	22
Year ended 08/31/25	10.07	0.50	0.00	0.50	(0.50)	-	(0.50)	10.07	5.07	1,173,209	0.28	0.28	4.95	48
Year ended 08/31/24	9.99	0.54	0.09	0.63	(0.54)	-	(0.54)	10.07	6.33	1,271,282	0.29	0.29	5.34	75
Year ended 08/31/23	9.93	0.34	0.06	0.40	(0.34)	-	(0.34)	9.99	4.11	1,714,351	0.27	0.27	3.39	63
Year ended 08/31/22	10.08	0.07	(0.14)	(0.07)	(0.07)	(0.01)	(0.08)	9.93	(0.73)	1,946,594	0.27	0.27	0.64	53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	2,322,980	0.26	0.27	0.43	68
Class R6
Six months ended 02/28/26	10.09	0.22	(0.01)	0.21	(0.22)	-	(0.22)	10.08	2.11	2,622	0.30 (d)	0.30 (d)	4.43 (d)	22
Year ended 08/31/25	10.09	0.50	(0.00)	0.50	(0.50)	-	(0.50)	10.09	5.04	2,629	0.30	0.30	4.93	48
Year ended 08/31/24	10.01	0.54	0.08	0.62	(0.54)	-	(0.54)	10.09	6.31	4,185	0.30	0.31	5.33	75
Year ended 08/31/23	9.95	0.34	0.06	0.40	(0.34)	-	(0.34)	10.01	4.08	2,221	0.29	0.29	3.37	63
Year ended 08/31/22	10.09	0.06	(0.13)	(0.07)	(0.06)	(0.01)	(0.07)	9.95	(0.66)	3,709	0.29	0.29	0.62	53
Year ended 08/31/21	10.11	0.04	(0.02)	0.02	(0.04)	(0.00)	(0.04)	10.09	0.24	7,640	0.27	0.31	0.42	68

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.
The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

Invesco Conservative Income Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Invesco Conservative Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%
For the six months ended February 28, 2026, the effective advisory fees incurred by the Fund was 0.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.46%, 0.36%, 0.27% and 0.29%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser reimbursed class level expenses of $96,870, $66,308, $18,244 and $48 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,387.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

Invesco Conservative Income Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,227,996	$9,411,665	$15,639,661

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $304,195,180 and $325,924,245, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$6,802,867
Aggregate unrealized (depreciation) of investments	(538,296)
Net unrealized appreciation of investments	$6,264,571
Cost of investments for tax purposes is $1,820,146,567.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	10,373,810	$104,473,919	20,741,157	$208,749,724
Class Y	6,603,879	66,483,622	23,170,714	233,149,483
Institutional Class	24,548,061	247,191,428	51,334,259	516,637,337
Class R6	512	5,155	4,893	49,353
Issued as reinvestment of dividends:
Class A	611,411	6,156,911	1,159,511	11,675,077
Class Y	473,755	4,769,875	963,830	9,702,678
Institutional Class	1,575,875	15,869,063	3,379,679	34,022,405
Class R6	4,225	42,593	11,949	120,490
Reacquired:
Class A	(9,046,545)	(91,109,935)	(12,689,028)	(127,703,717)
Class Y	(5,308,048)	(53,436,480)	(21,614,323)	(217,445,370)
Institutional Class	(26,808,391)	(269,914,930)	(64,428,515)	(648,423,977)
Class R6	(5,315)	(53,577)	(171,053)	(1,724,275)
Net increase in share activity	3,023,229	$30,477,644	1,863,073	$18,809,208

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Conservative Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Conservative Income Fund

SEC file number(s): 811-22957 and 333-195218
Invesco Distributors, Inc.
CINC-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Management Trust

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: May 7, 2026